CONSOLIDATED CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income	$ 8,118	$ 10,831	$ 17,064	$ 57,265	$ 37,098	$ (50,645)	$ (14,708)
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	(577)	0	(1,542)	0
Currency translation difference on foreign currency net investments	2,098	0	2,499	0
Total other comprehensive gain, net of tax:	1,521	0	957	0
Comprehensive income	9,639	10,831	18,021	57,265	37,098	(50,645)	14,708
Comprehensive (income) attributable to noncontrolling interest	(53)	0	(83)	0
Comprehensive income attributable to controlling interest	$ 9,586	$ 10,831	$ 17,938	$ 57,265